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1701 Market Street                                    Morgan, Lewis
Philadelphia, PA 19103-2921                           & Bockius LLP
215.963.5000                                          Counselors at Law
Fax: 215.963.5001

December 17, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   The Finance Company of Pennsylvania
      File  No. 811-01144

Dear Ladies and Gentlemen:

On behalf of The Finance Company of Pennsylvania (the "Company"), we submit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of the Schedule 14A, notice, proxy statement, and proxy card ("Preliminary Proxy Materials") for the Special Meeting of Shareholders of the Company scheduled to be held on January 16, 2008 ("Special Meeting").

The Special Meeting is being called for the purpose of approving a new investment advisory contract between the Company and Cooke & Bieler, LLP. The Company intends to mail definitive proxy materials to shareholders on or about December 28, 2007.

Should you have any questions regarding the above please contact the undersigned at (215) 963-5598.

Sincerely,

/s/ Sean Graber
----------------------
Sean Graber, Esq.

cc:   Doranne H. Case
      Timothy W. Levin